CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 626,715	$ 98,345	¥ 760,710
Restricted cash	50,008	7,847
Short-term investments	184,159	28,899	517,815
Prepaid expenses and other current assets	176,349	27,673	117,637
Deferred costs, current	89,353	14,021	158,092
Total current assets	1,126,584	176,785	1,554,254
Non-current assets
Property and equipment, net	857,648	134,584	511,092
Intangible assets, net	2,761	433	1,211
Land use right, net			13,564
Right-of-use assets	362,335	56,858	488,877
Deferred costs, non-current	109,020	17,108	170,160
Long-term investments	54,844	8,606	64,093
Deferred tax assets	39,265	6,162	13,015
Other non-current assets	40,163	6,302	444,628
Total non-current assets	1,466,036	230,053	1,706,640
TOTAL ASSETS	2,592,620	406,838	3,260,894
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB175,900 and RMB197,467 as of December 31, 2020 and 2021, respectively)	586,043	91,961	607,789
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB435,254 and RMB295,958 as of December 31, 2020 and 2021, respectively)	1,266,948	198,812	1,463,165
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB15,833 and RMB8,366 as of December 31, 2020 and 2021, respectively)	14,310	2,246	30,702
Payables to acquire buildings (including payables to acquire buildings of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2020 and 2021, respectively)			61,540
Long-term debt, current portion	38,654	6,066	32,500
Total current liabilities	1,905,955	299,085	2,195,696
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB468,577and RMB257,071 as of December 31, 2020 and 2021, respectively)	1,081,231	169,669	1,561,278
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB340,763 and RMB318,598 as of December 31, 2020 and 2021, respectively)	404,133	63,417	532,538
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB3,203 and RMB2,312 as of December 31, 2020 and 2021, respectively)	21,782	3,418	15,220
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB135 and RMB963 as of December 31, 2020 and 2021, respectively)	11,698	1,836	7,664
Long-term debt, non-current portion	181,973	28,556	160,625
Total non-current liabilities	1,700,817	266,896	2,277,325
TOTAL LIABILITIES	3,606,772	565,981	4,473,021
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS’ DEFICIT
Treasury stock	0	0	0
Additional paid-in capital	2,364,313	371,012	2,367,168
Accumulated other comprehensive income	82,532	12,951	96,490
Accumulated deficit	(3,456,073)	(542,333)	(3,675,129)
Total Sunlands Technology Group shareholders’ deficit	(1,009,226)	(158,370)	(1,211,469)
Noncontrolling interest	(4,926)	(773)	(658)
TOTAL SHAREHOLDERS’ DEFICIT	(1,014,152)	(159,143)	(1,212,127)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,592,620	406,838	3,260,894
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	$ 0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	¥ 1		¥ 1